Information on remuneration - Remuneration of the Supervisory Board (Detail Parenthetical)	12 Months Ended
Dec. 31, 2017 EUR (€)
Supervisory board [Member]
Information on remuneration [Line items]
Other compensation, product arrangement entitlement	€ 2,000